Summary of Significant Accounting Policies (Tables)		12 Months Ended
	Jul. 02, 2025	Sep. 30, 2024
Sonnet BioTherapeutics Holdings, Inc. [Member]
Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Shares

The following potentially dilutive securities have been excluded from the computation of diluted shares of common stock outstanding as they would be anti-dilutive:

	June 30,
	2025	2024
Common stock warrants August 2021	14,031	14,031
Underwriter warrants August 2021	284	284
Chanticleer warrants	6	6
Series C warrants	2,297	2,297
Series 3 warrants	1,566	1,566
Unvested restricted stock units and awards	—	17,152
Common stock warrants February 2023	31,563	33,982
Underwriter warrants February 2023	1,933	1,933
Common stock private placement warrants June 2023	28,409	28,409
Placement agent warrants June 2023	852	852
Common stock warrants October 2023	354,994	354,994
Underwriter warrants October 2023	10,664	10,664
Placement agent warrants June 2024	14,142	14,142
Common stock warrants June 2024	703,125	703,125
Common stock warrants November 2024	2,222,222	—
Common stock registered direct warrants December 2024	1,085,325	—
Common stock PIPE warrants December 2024	673,000	—
	5,144,413	1,183,437

The following potentially dilutive securities have been excluded from the computation of diluted shares of common stock outstanding as they would be anti-dilutive:

	September 30,
	2024	2023
Common stock warrants August 2021	14,031	16,039
Underwriter warrants August 2021	284	284
Chanticleer warrants	6	6
Series C warrants	2,297	4,591
Series 3 warrants	1,566	1,566
Unvested restricted stock units and awards	17,152	288
Common stock warrants February 2023	33,982	33,982
Underwriter warrants February 2023	1,933	5,523
Common stock private placement warrants June 2023	28,409	28,409
Placement agent warrants June 2023	852	852
Common stock warrants October 2023	354,994	—
Underwriter warrants October 2023	10,664	—
Placement agent warrants June 2024	14,142	—
Common stock warrants June 2024	703,125	—
	1,183,437	91,540